Assets held for sale and discontinued operations - Detailed Information About Gain On Sale Of Discontinued Operations (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Statement [Linetems]
Property, plant and equipment		£ 876.0	£ 1,083.0		£ 979.5
Right-of-use assets		1,734.5
Interests in associates and joint ventures		813.0	796.8	[1]	1,065.2	[1]
Other investments		498.3	666.7		1,153.5
Deferred tax assets		187.9	153.0
Corporate income tax recoverable		165.4	198.7
Cash and cash equivalents		2,733.3	2,201.2		£ 1,998.2		£ 1,902.6
Corporate income tax payable		(499.9)	(545.9)
Lease liabilities		(2,249.7)
Deferred tax liabilities		(379.8)	(479.5)
Provisions for post-employment benefits		(159.0)	(184.3)
Provisions for liabilities and charges		(247.8)	(311.7)
Net assets		8,443.5	9,806.6
Non-controlling interests		(371.4)	£ (424.4)
Deferred consideration	[2]	1.6
Exchange adjustments recycled to the income statement		284.0
Discontinued operations [member]
Statement [Linetems]
Intangible assets (including goodwill)		2,410.0
Property, plant and equipment		115.7
Right-of-use assets		103.5
Interests in associates and joint ventures		92.3
Other investments		11.5
Deferred tax assets		44.1
Corporate income tax recoverable		49.8
Trade and other receivables		748.8
Cash and cash equivalents		324.9
Trade and other payables		(839.8)
Corporate income tax payable		(48.2)
Lease liabilities		(106.3)
Deferred tax liabilities		(98.6)
Provisions for post-employment benefits		(26.7)
Provisions for liabilities and charges		(22.4)
Net assets		2,758.6
Non-controlling interests		(19.1)
Net assets liabilities excluding non controlling interest		2,739.5
Consideration received in cash and cash equivalents		2,352.1
Re-investment in equity stake	[3]	231.7
Transaction costs		(56.1)
Total consideration received		2,529.3
Loss on sale before exchange adjustments		(210.2)
Exchange adjustments recycled to the income statement		284.0
Gain on sale of discontinued operation		£ 73.8

[1]	Prior year figures have been re-presented in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations, as described in the accounting policies.
[2]	Deferred consideration is made up of £79.6 million expected to be received in future periods on the satisfaction of certain conditions and the deferral of £78.0 million consideration against services the Group will supply to Kantar on favourable terms in the future. The conditions expected to be met in the future include the settlement of ongoing legal cases, realisation of the value of certain investments and the utilisation of certain tax losses and allowances. There was uncertainty at the date of disposal in regard to the ultimate resolution of these items and estimates of amounts due to be received were required to be made; there were no individually material estimates. Future services provided by the Group to Kantar arose through the negotiation of Transition Service Arrangements, as is customary for a disposal of this magnitude. The Group will support Kantar for a period of up to 4 years, primarily in the area of IT, on terms which are favourable to the disposal group. As such, an element of consideration has been deferred and will be recognised as the services are provided.
[3]	Re-investment in equity stake represents the value of the Group’s 40% stake in the new Kantar group as part of the disposal.